Accounts Receivable, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Tenant improvement receivable from lessor	$ 0.2	$ 2.0
Bad debt expense	$ 1.9	$ 5.5	$ 2.7